Disaggregation of Revenue (Details) - Schedule of Disaggregation of Revenue - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Recurring revenue
Total Revenue		$ 2,057	$ 2,576	$ 5,161	$ 5,225
Indoor Intelligence [Member]
Recurring revenue
Total Revenue		840	1,337	2,749	2,734	$ 14,614	$ 11,046
Saves [Member]
Recurring revenue
Total Revenue		743	727	1,461	1,461	2,775	2,938
Shoom [Member]
Recurring revenue
Total Revenue		474	512	951	1,030	2,029	2,011
Revenue recognized at a point in time [Member]
Recurring revenue
Total Revenue		960	1,272	3,009	2,460	5,450	5,807
Revenue recognized at a point in time [Member] | Indoor Intelligence [Member]
Recurring revenue
Total Revenue	[1]	520	874	2,176	1,694
Revenue recognized at a point in time [Member] | Saves [Member]
Recurring revenue
Total Revenue	[1]	440	398	833	766
Revenue recognized over time [Member]
Recurring revenue
Total Revenue		1,097	1,304	2,152	2,765
Revenue recognized over time [Member] | Indoor Intelligence [Member]
Recurring revenue
Total Revenue	[2],[3]	320	464	573	1,041
Revenue recognized over time [Member] | Saves [Member]
Recurring revenue
Total Revenue	[3]	303	328	628	694
Revenue recognized over time [Member] | Shoom [Member]
Recurring revenue
Total Revenue	[3]	474	512	951	1,030
Recurring revenue [Member]
Recurring revenue
Total Revenue		990	1,019	2,004	2,070	9,530	7,190
Recurring revenue [Member] | Software [Member]
Recurring revenue
Total Revenue		990	1,019	2,004	2,070
Non-recurring revenue [Member]
Recurring revenue
Total Revenue		1,067	1,557	3,157	3,155	$ 19,418	$ 15,995
Non-recurring revenue [Member] | Software [Member]
Recurring revenue
Total Revenue		448	355	490	765
Non-recurring revenue [Member] | Hardware [Member]
Recurring revenue
Total Revenue		512	875	1,817	1,695
Non-recurring revenue [Member] | Professional Services [Member]
Recurring revenue
Total Revenue		$ 107	$ 327	$ 850	$ 695

[1]	Hardware and Software’s performance obligation is satisfied at a point in time where when they are shipped to the customer.
[2]	Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.
[3]	Software As A Service Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.